Goodwill - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss on goodwill	$ 132,778	$ 4,233
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	11.96%	11.96%	13.91%	13.83%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	13.81%	13.81%	14.56%	14.08%